Earnings (Loss) Per Share - Schedule of Basic and Diluted (Loss) Earnings Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Basic and Diluted (Loss) Earnings Per Share [Abstract]
Net income (Loss)	$ 820,018	$ (7,419,412)	$ 9,750,046
Accretion of convertible redeemable preferred shares			(160,000)
Net income attributable to Able View Global Inc’s preferred shareholders			(148,701)
Net income (loss)attributable to Able View Global Inc’s ordinary shareholders	820,018	(7,419,412)	9,441,345
Net (loss) income from continuing operations attributable to Able View Global Inc’s ordinary shareholders	(2,767,353)	(1,146,566)	9,098,465
Net income (loss) from discontinued operations attributable to Able View Global Inc’s ordinary shareholders	$ 3,587,371	$ (6,272,846)	$ 342,880
(Loss) earnings per share from continuing operations – basic (in Dollars per share)	$ (0.05)	$ (0.03)	$ 0.23
(Loss) earnings per share from continuing operations – diluted (in Dollars per share)	(0.05)	(0.03)	0.23
Earnings (loss) per share from discontinued operations – basic (in Dollars per share)	0.07	(0.14)	0.01
Earnings (loss) per share from discontinued operations – diluted (in Dollars per share)	0.07	(0.14)	0.01
Earnings (loss) per share – basic (in Dollars per share)	0.02	(0.17)	0.24
Earnings (loss) per share – diluted (in Dollars per share)	$ 0.02	$ (0.17)	$ 0.24
Weighted average shares – basic (in Shares)	49,389,922	42,564,831	39,454,997
Weighted average shares – diluted (in Shares)	49,389,922	42,564,831	39,454,997